INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Before Income Taxes

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2011	2010	2009

Domestic	$607.0	$186.3	$79.1
Foreign	899.9	474.0	95.9

	$1,506.9	$660.3	$175.0

Components of Provision for Income Taxes

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2011	2010	2009
Current provision (benefit):
Federal	$.4	$24.5	$(102.4)
State	20.5	8.2	(2.5)
Foreign	219.6	123.7	8.3

	240.5	156.4	(96.6)
Deferred provision (benefit):
Federal	207.8	24.6	125.4
State	3.4	(7.1)	8.2
Foreign	12.9	28.8	26.1

	224.1	46.3	159.7

	$464.6	$202.7	$63.1

Reconciliation of Statutory U.S Federal Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Qualified dividends to defined contribution plan	(.6)	(.7)	(2.3)
Research and development credit	(.3)	(.5)	(2.1)
Tax on foreign earnings	(3.3)	(3.9)	.8
Tax contingencies	(.6)	(.8)	2.2
Mexican tax law change			6.5
Other, net	.6	1.6	(4.0)

	30.8%	30.7%	36.1%

Tax Effects of Temporary Differences representing Deferred Tax Assets and Liabilities

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Assets:
Accrued expenses	$138.6	$112.8
Postretirement benefit plans	94.1	15.8
Net operating loss carryforwards	58.6	68.2
Allowance for losses on receivables	50.1	47.3
Tax credit carryfowards	15.8	57.5
Other	89.1	80.9

	446.3	382.5
Valuation allowance	(16.4)	(12.4)

	429.9	370.1

Liabilities:
Financial Services leasing depreciation	(721.8)	(532.6)
Depreciation and amortization	(161.3)	(162.1)
Other	(12.1)	(4.7)

	(895.2)	(699.4)

Net deferred tax liability	$(465.3)	$(329.3)

Balance Sheet Classification of Deferred Tax Assets and Liabilities

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2011	2010
Truck and Other:
Other current assets	$126.0	$98.8
Other noncurrent assets	126.3	79.2
Accounts payable, accrued expenses and other	(1.0)
Other liabilities	(41.0)	(26.7)
Financial Services:
Other assets	55.1	48.9
Deferred taxes and other liabilities	(730.7)	(529.5)

Net deferred tax liability	$(465.3)	$(329.3)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$43.1	$37.0	$33.0
Additions based on tax positions and settlements related to the current year	5.4	2.5	1.1
Additions based on tax positions and settlements related to the prior year	1.1	23.5	11.5
Reductions for tax positions of prior years	(30.6)	(10.7)	(7.2)
Lapse of statute of limitations	(.7)	(9.2)	(1.4)

Balance at December 31	$18.3	$43.1	$37.0